Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following (in thousands):

	June 30, 2020	December 31, 2019
Equipment	$7,030	$7,230
Furniture and fixtures	629	629
Leasehold improvements	896	896
Software	912	669
Assets not yet placed in service	—	230

Total property and equipment–at cost	9,467	9,654
Less: Accumulated depreciation and amortization	(6,638)	(5,903)

Property and equipment, net	$2,829	$3,751

Property and equipment as of December 31, 2019 and 2018, consisted of the following (in thousands):

	2019	2018
Equipment	$7,230	$6,904
Furniture and fixtures	629	599
Leasehold Improvements	896	1,172
Software	669	581
Assets not yet placed in service	230	207

Total property and equipment–at cost	9,654	9,463
Less: Accumulated depreciation and amortization	(5,903)	(4,096)

Property and equipment, net	$3,751	$5,367